UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
MEZZANINE EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	3,673,079	5,864,200
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	20,346,091	10,294,906
Common stock, shares outstanding (in shares)	20,346,091	10,294,906
Series E Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	13,452	13,452
Preferred stock, shares outstanding (in shares)	13,452	13,452
Series F Preferred Shares [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	3,659,628	5,850,748
Preferred stock, shares outstanding (in shares)	3,659,628	5,850,748
Series D Preferred Shares [Member]
STOCKHOLDERS EQUITY
Preferred stock, shares outstanding (in shares)	100,000	100,000